Earnings per share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings per share [Text Block]

Note 4 - Earnings Per Share

Basic net loss per share is computed by dividing net loss for the period by the weighted average number of shares of common stock outstanding during the period.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

Net loss attributable to common stockholders	$(133,275)	$(261,787)	$(327,496)	$(472,491)

Weighted average common stock outstanding – Basic and diluted	67,448,890	67,448,890	67,448,890	67,448,890

Earning per share attributable to common stockholder Basic and diluted	$.00	$.00	$.00	$.00

Note 4 – Earnings per share

Basic net income (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of shares of common stock outstanding during the period.

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	2012	2011
Net (loss) income attributable to common stockholders	$(1,230,964)	$(303,636)
Weighted average common stock outstanding - Basic and diluted	67,448,890	67,448,890
Earnings per share attributable to common stockholder
Basic and diluted	$.00	$.00